Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity
Schedule of Share capital and other contributed capital

	Year Ended December 31,
	2022	2021	2020
Total registered shares at the beginning of the year	52,341,584	49,941,584	38,707,638
New share issue*	—	2,400,000	9,937,446
Exercise of warrants	1,322,985	—	1,296,500
Issuance of treasury shares	5,908,018	—	—
Shares subscribed but not registered during the year**	7,500	—	—
Total registered and subscribed but not registered shares at the end of the year	59,580,087	52,341,584	49,941,584

Shares
Ordinary shares	59,580,087	52,341,584	49,941,584
Total	59,580,087	52,341,584	49,941,584
- of which shares are held by Calliditas	5,908,018	—	—
Total registered and subscribed but not registered shares at the end of the year, net of shares held by Calliditas	53,672,069	52,341,584	49,941,584

	December 31,
Share Capital	2022	2021	2020
Opening balance	2,094	1,998	1,548
New share issue*	—	96	397
Exercise of warrants	53	—	52
Issuance of treasury shares	236	—	—
Closing balance	2,383	2,094	1,998

*   Initial public offering on The Nasdaq Global Select Market in the United States in June 2020 and the following exercise of the partial over-allotment option from the IPO in July 2020.

* New share issue in August 2021

** As of December 31, 2022, there was an on-going issue of 7,500 shares under registration related to the exercise under the Warrant Program 2019/2022. These shares have been included in the weighted-average number of shares outstanding for the period.

Schedule of changes in translation reserve

	December 31,
	2022	2021	2020
Opening balance	(26,979)	(6,090)	(45)
Change of the year	36,286	(20,889)	(6,045)
Closing balance	9,307	(26,979)	(6,090)